EARNINGS PER SHARE (Tables)	12 Months Ended
Sep. 30, 2013
EARNINGS PER SHARE
Schedule of computations of basic and diluted earnings per share

	Years Ended September 30,
	2013	2012	2011

Net income	$9,809,059	$9,829,688	$8,064,777

Add (less):
Benefit from repurchase of preferred stock, net	22,604	363,699	—
Preferred dividends declared	(1,234,529)	(1,626,900)	(1,626,900)
Accretion of discount on preferred stock	(307,647)	(420,829)	(439,116)
Income available for common shares	$8,289,487	$8,145,658	$5,998,761

Weighted average common shares outstanding - basic	10,892,136	10,679,091	10,543,316
Effect of dilutive securities:
Treasury stock held in equity trust - unvested shares	192,851	271,779	301,544
Equivalent shares - employee stock options and awards	47,954	42,992	41,259
Equivalent shares - common stock warrant	—	—	101,486
Weighted average common shares outstanding - diluted	11,132,941	10,993,862	10,987,605

Earnings per share:
Basic	$0.76	$0.76	$0.57
Diluted	0.74	0.74	0.55